T. ROWE PRICE U.S. High Yield Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 7.1% (1)
Basic Industry 1.1%
Tutor Perini, FRN, 1M USD LIBOR + 4.75%, 7.127%, 8/18/27  5,723 5,325
5,325
Capital Goods 0.3%
Mauser Packaging Solutions Holding, FRN, 3M USD LIBOR +
3.25%, 4/3/24 (2) 1,365 1,334
1,334
Consumer Goods 1.4%
Journey Personal Care, FRN, 1M USD LIBOR + 4.25%, 6.50%,
3/1/28  5,916 4,038
Naked Juice, FRN, 1M TSFR + 6.10%, 8.154%, 1/20/30  3,230 2,950
6,988
Health Care 1.0%
Bausch Health, FRN, 1M TSFR + 5.25%, 7.662%, 1/27/27  5,935 4,718
4,718
Retail 1.0%
KNS Midco, FRN, 1M USD LIBOR + 6.25%, 8.50%, 4/21/27  5,266 4,966
4,966
Services 1.2%
Staples, FRN, 3M USD LIBOR + 5.00%, 7.782%, 4/16/26  6,395 5,618
5,618
Transportation 1.1%
AAdvantage Loyalty IP, FRN, 1M USD LIBOR + 4.75%, 7.46%,
4/20/28  5,260 5,170
5,170
Total Bank Loans (Cost $38,960) 34,119
CORPORATE BONDS 87.2%
Automotive 4.5%
Adient Global Holdings, 4.875%, 8/15/26 (3) 5,447 4,970
Allison Transmission, 3.75%, 1/30/31 (3) 3,360 2,730
Ford Motor Credit, 4.00%, 11/13/30  3,195 2,657
Ford Motor Credit, 5.113%, 5/3/29  2,420 2,253
Jaguar Land Rover Automotive, 5.50%, 7/15/29 (3) 5,890 4,138
Wheel Pros, 6.50%, 5/15/29 (3) 6,255 4,598
21,346
Basic Industry 7.3%
Element Solutions, 3.875%, 9/1/28 (3) 2,355 2,037
ERO Copper, 6.50%, 2/15/30 (3) 7,630 5,769
Novelis, 3.875%, 8/15/31 (3) 4,910 3,977
Pike, 5.50%, 9/1/28 (3) 5,360 4,442
Polar U.S. Borrower, 6.75%, 5/15/26 (3) 6,250 4,187
T. ROWE PRICE U.S. High Yield Fund

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SCIH Salt Holdings, 6.625%, 5/1/29 (3) 7,450 6,128
Tutor Perini, 6.875%, 5/1/25 (3) 4,430 3,583
Venator Finance, 5.75%, 7/15/25 (3) 6,615 4,829
34,952
Capital Goods 6.4%
ARD Finance, 6.50%, 6/30/27 (6.500% Cash or 7.250% PIK) (3)(4) 6,218 4,796
Bombardier, 7.875%, 4/15/27 (3) 5,080 4,839
Dornoch Debt Merger Sub, 6.625%, 10/15/29 (3) 6,045 4,738
GrafTech Finance, 4.625%, 12/15/28 (3) 5,572 4,771
Granite U.S. Holdings, 11.00%, 10/1/27 (3) 4,944 4,808
Pactiv Evergreen Group Issuer, 4.00%, 10/15/27 (3) 500 436
Pactiv Evergreen Group Issuer, 4.375%, 10/15/28 (3) 1,840 1,614
Spirit AeroSystems, 4.60%, 6/15/28  5,825 4,616
30,618
Consumer Goods 6.2%
Coty, 4.75%, 1/15/29 (3) 5,355 4,686
Coty, 6.50%, 4/15/26 (3) 2,280 2,172
HLF Financing, 4.875%, 6/1/29 (3) 4,075 3,179
MajorDrive Holdings IV, 6.375%, 6/1/29 (3) 5,985 4,623
Sigma Holdco, 7.875%, 5/15/26 (3) 10,743 7,708
Tempur Sealy International, 3.875%, 10/15/31 (3) 2,503 1,921
Triton Water Holdings, 6.25%, 4/1/29 (3) 6,410 5,272
29,561
Energy 16.3%
Ascent Resources Utica Holdings, 5.875%, 6/30/29 (3) 5,020 4,518
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (3) 2,515 2,490
Citgo Holding, 9.25%, 8/1/24 (3) 7,405 7,405
Colgate Energy Partners III, 5.875%, 7/1/29 (3) 2,690 2,508
Comstock Resources, 6.75%, 3/1/29 (3) 2,610 2,486
Encino Acquisition Partners Holdings, 8.50%, 5/1/28 (3) 4,850 4,632
Gulfport Energy, 8.00%, 5/17/26 (3) 4,660 4,683
Harvest Midstream I, 7.50%, 9/1/28 (3) 4,910 4,652
Hess Midstream Operations, 4.25%, 2/15/30 (3) 4,525 3,914
Hess Midstream Operations, 5.50%, 10/15/30 (3) 1,140 1,043
Howard Midstream Energy Partners, 6.75%, 1/15/27 (3) 5,545 5,046
NGL Energy Operating, 7.50%, 2/1/26 (3) 4,945 4,500
Occidental Petroleum, 6.375%, 9/1/28  2,410 2,515
Occidental Petroleum, 6.45%, 9/15/36  1,000 1,065
Occidental Petroleum, 8.50%, 7/15/27  2,265 2,526
SM Energy, 5.625%, 6/1/25  1,775 1,726
SM Energy, 6.50%, 7/15/28  1,220 1,176
Sunoco, 4.50%, 5/15/29  2,700 2,309
Sunoco, 4.50%, 4/30/30  2,775 2,366
Tallgrass Energy Partners, 6.00%, 12/31/30 (3) 7,060 6,213
USA Compression Partners, 6.875%, 9/1/27  5,710 5,296

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Weatherford International, 8.625%, 4/30/30 (3) 4,943 4,473
77,542
Financial Services 2.7%
Advisor Group Holdings, 10.75%, 8/1/27 (3) 3,140 3,148
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (3) 1,016 1,015
FirstCash, 5.625%, 1/1/30 (3) 5,320 4,741
PennyMac Financial Services, 4.25%, 2/15/29 (3) 660 517
Rocket Mortgage, 4.00%, 10/15/33 (3) 4,455 3,304
12,725
Health Care 2.7%
Bausch Health Americas, 9.25%, 4/1/26 (3) 2,295 1,377
CHS, 5.25%, 5/15/30 (3) 2,275 1,723
CHS, 6.875%, 4/1/28 (3) 6,311 3,266
Pediatrix Medical Group, 5.375%, 2/15/30 (3) 4,305 3,789
U.S. Renal Care, 10.625%, 7/15/27 (3) 5,585 2,653
12,808
Insurance 3.7%
Alliant Holdings Intermediate, 5.875%, 11/1/29 (3) 3,080 2,664
BroadStreet Partners, 5.875%, 4/15/29 (3) 6,005 4,992
HUB International, 5.625%, 12/1/29 (3) 7,370 6,467
Ryan Specialty Group, 4.375%, 2/1/30 (3) 4,130 3,686
17,809
Leisure 3.1%
Carnival, 5.75%, 3/1/27 (3) 9,220 7,192
Life Time, 5.75%, 1/15/26 (3) 4,909 4,418
Studio City Finance, 5.00%, 1/15/29 (3) 6,340 3,306
14,916
Media 8.1%
Audacy Capital, 6.75%, 3/31/29 (3) 6,025 1,928
CCO Holdings, 4.50%, 5/1/32  5,410 4,382
CMG Media, 8.875%, 12/15/27 (3) 4,717 4,104
Deluxe, 8.00%, 6/1/29 (3) 6,910 6,141
DISH DBS, 7.375%, 7/1/28  8,055 5,276
News, 5.125%, 2/15/32 (3) 1,745 1,614
Radiate Holdco, 6.50%, 9/15/28 (3) 6,350 4,731
Sinclair Television Group, 4.125%, 12/1/30 (3) 6,245 5,074
Urban One, 7.375%, 2/1/28 (3) 5,810 5,229
38,479
Real Estate 4.6%
Brookfield Property REIT, 4.50%, 4/1/27 (3) 1,170 1,006
Brookfield Property REIT, 5.75%, 5/15/26 (3) 4,745 4,448
Millennium Escrow, 6.625%, 8/1/26 (3) 2,975 2,421
Outfront Media Capital, 4.25%, 1/15/29 (3) 5,960 4,977
Service Properties Trust, 3.95%, 1/15/28  4,440 3,345
Service Properties Trust, 4.95%, 2/15/27  2,470 2,001

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
VICI Properties, 4.125%, 8/15/30 (3) 3,995 3,536
21,734
Retail 7.5%
Bath & Body Works, 5.25%, 2/1/28  3,605 3,226
eG Global Finance, 6.75%, 2/7/25 (3) 7,440 7,031
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (3) 10,015 9,264
Michaels, 7.875%, 5/1/29 (3) 6,195 4,120
NMG Holding, 7.125%, 4/1/26 (3) 3,355 3,145
Rite Aid, 7.50%, 7/1/25 (3) 5,617 4,795
Yum! Brands, 3.625%, 3/15/31  4,855 4,127
35,708
Services 2.4%
PECF USS Intermediate Holding III, 8.00%, 11/15/29 (3) 5,955 5,025
White Cap Parent, 8.25%, 3/15/26 (8.250% PIK) (3)(4) 7,205 6,286
11,311
Technology & Electronics 3.4%
CommScope, 8.25%, 3/1/27 (3) 5,986 5,118
Entegris, 3.625%, 5/1/29 (3) 3,668 3,109
ION Trading Technologies, 5.75%, 5/15/28 (3) 4,685 3,982
Veritas U.S., 7.50%, 9/1/25 (3) 5,355 4,123
16,332
Telecommunications 6.2%
Consolidated Communications, 6.50%, 10/1/28 (3) 5,680 4,629
DKT Finance, 9.375%, 6/17/23 (3) 2,955 2,855
Frontier Communications Holdings, 5.875%, 11/1/29  2,615 2,134
Frontier Communications Holdings, 6.00%, 1/15/30 (3) 2,480 2,043
Frontier Communications Holdings, 6.75%, 5/1/29 (3) 505 435
LCPR Senior Secured Financing, 6.75%, 10/15/27 (3) 1,823 1,714
Level 3 Financing, 3.625%, 1/15/29 (3) 5,800 4,683
Northwest Fiber, 4.75%, 4/30/27 (3) 6,050 5,264
Telesat Canada, 6.50%, 10/15/27 (3) 3,900 1,609
Viasat, 6.50%, 7/15/28 (3) 5,650 4,358
29,724
Transportation 1.2%
VistaJet Malta Finance, 6.375%, 2/1/30 (3) 6,795 5,844
5,844
Utility 0.9%
Clearway Energy Operating, 3.75%, 2/15/31 (3) 5,035 4,229
4,229
Total Corporate Bonds (Cost $496,417) 415,638

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PREFERRED STOCKS 1.1%
Energy 0.6%
Crestwood Equity Partners, 9.25% (5) 301 2,837
2,837
Financial Services 0.5%
Ladenburg Thalmann Financial Services, 6.50%, 11/30/27  152 2,311
2,311
Total Preferred Stocks (Cost $4,837) 5,148
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Government Reserve Fund, 2.36% (6)(7) 15,639 15,639
Total Short-Term Investments (Cost $15,639) 15,639
Total Investments in Securities 98.7%
(Cost $555,853) $ 470,544
Other Assets Less Liabilities 1.3% 6,266
Net Assets 100.0% $ 476,810

T. ROWE PRICE U.S. High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$362,642 and represents 76.1% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Perpetual security with no stated maturity date.
(6) Seven-day yield
(7) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
PIK Payment-in-kind

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ —# $ — $ 57+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government
Reserve Fund, 2.36% $ 9,350  ¤  ¤ $ 15,639^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $57 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $15,639.

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. High Yield Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE U.S. High Yield Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could

T. ROWE PRICE U.S. High Yield Fund

reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 449,757 $ — $ 449,757
Preferred Stocks 2,837 2,311 — 5,148
Short-Term Investments 15,639 — — 15,639
Total $ 18,476 $ 452,068 $ — $ 470,544
1
Includes Bank Loans and Corporate Bonds.

T. ROWE PRICE U.S. High Yield Fund

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F1106-054Q1 08/22